Cover	Aug. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2022
Entity File Number	000-56448
Entity Registrant Name	SOLLENSYS CORP
Entity Central Index Key	0001519177
Entity Tax Identification Number	80-0651816
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1470 Treeland Blvd. SE
Entity Address, City or Town	Palm Bay
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32909
City Area Code	(866)
Local Phone Number	438-7657
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false